Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	Sep. 28, 2017
FTS Agency | Legacy States Title
Ownership percentage by parent	51.00%
FTS Agency | First Title & Escrow, Inc
Ownership percentage by noncontrolling owners	49.00%